Property, Plant and Equipment - Reconciliation of lease liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Balance at beginning of year	$ 15,860	$ 10,454
Change from financing activities:
Payment of lease liabilities	(4,294)	(4,668)
Total change from financing activities	(4,294)	(4,668)
Other changes:
New lease	2,395	11,247
Interest expense	222	213
Interest paid	(222)	(213)
Lease modifications	(194)
Disposal of subsidiary	(138)
Effect of exchange rate changes	(1,954)	(1,173)
Total liability-related other changes	109	10,074
Balance at end of year	$ 11,675	$ 15,860